Tax (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Disclosure of major components of tax expense (income)

	2024	2023	2022
	$m	$m	$m
Current tax
UK corporation tax on profit for the year	40.2	38.9	19.0
Foreign corporation tax on profit for the year	43.1	23.1	4.8
Total UK and Foreign corporation tax	83.3	62.0	23.8

Adjustment in respect of prior years:
UK corporation tax	0.2	0.9	0.8
Foreign corporation tax	(0.1)	1.0	(0.1)
Total adjustments in respect of prior years	0.1	1.9	0.7
	83.4	63.9	24.5
Deferred tax
Origination and reversal of temporary differences	(5.3)	(9.3)	(1.0)
Adjustment in respect of prior years – other	(0.3)	0.6	(0.1)
	(5.6)	(8.7)	(1.1)
Tax expense for the year	77.8	55.2	23.4

Deferred tax charge relating to items recognised in OCI
Items that may be reclassified subsequently to profit and loss	(7.9)	0.3	0.5
Items that will not be recycled to profit and loss	(3.1)	(1.4)	(1.5)
	(11.0)	(1.1)	(1.0)
Current tax expense relating to items recognised in Equity	(0.9)	—	—
Deferred tax expense relating to items recognised in Equity	(12.8)	(2.4)	—

Disclosure of reconciliation of accounting profit multiplied by applicable tax rates and average effective tax rate

	2024	2023	2022
	$m	$m	$m
Profit before tax	295.8	196.5	121.6

Expected tax expense based on the standard rate of corporation tax in the UK of 25% (2023: 23.50%; 2022: 19.0%)	73.9	46.2	23.1
Explained by:
Effect of overseas tax rates	2.2	0.7	1.0
Income not subject to tax	(0.5)	(0.7)	(0.2)
Expenses not deductible for tax purposes	6.4	4.7	4.2
Non-deductible goodwill adjustments	—	2.5	(2.3)
Movements in deferred tax not recognised	(0.7)	2.9	(1.0)
Deductible payments on AT1 securities	(3.3)	(3.1)	(1.3)
Tax rate change	—	(0.5)	(0.8)
Prior year adjustments	(0.2)	2.5	0.7
Tax expense for the year	77.8	55.2	23.4

Disclosure of known or reasonably estimable information about exposure to pillar two income taxes

2024
$m
Ireland	0.1
United Arab Emirates	0.7
Total current tax expense related to Pillar II	0.8